CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2019
CONVERTIBLE NOTES
Schedule of convertible notes

	December 31,	December 31,
	2018	2019
	RMB	RMB
2019 Notes	1,201,060	—
2020 Notes	—	330,934
2021 Notes	—	34,998
2024 Notes	—	1,638,485
Less: debt issuance cost	(12,868)	(6,977)
	1,188,192	1,997,440